SHARE BASED PAYMENTS - Cash-settled share-based payment transactions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in units)	352,557	1,882,046	258,406	1,980,828	2,004,410
Total liabilities	$ 6,963,000	$ 6,963,000	$ 3,434,000	$ 3,434,000
Phantom Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom share fair value ($)	$ 19.8	$ 19.8	$ 13.3	$ 13.3